Condensed Financial Information of Registrant (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 169,022	$ 67,637	$ 83,364	$ 83,499	$ 20,969
Total current assets	307,349	227,666		201,432
Noncurrent assets:
Total noncurrent assets	660,462	645,145		655,591
Total assets	967,811	872,811		857,023
Current liabilities:
Total current liabilities	63,291	73,992		62,059
Noncurrent liabilities:
Total noncurrent liabilities	196,495	88,348		285,859
Total liabilities	259,786	162,340		347,918
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock; $0.001 par value; 50,000,000 and 34,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; no shares issued or outstanding at December 31, 2019 or December 31, 2018
Common stock; $0.001 par value; 500,000,000 and 85,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; 79,632,500 and 65,000,816 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	80	80		65
Additional paid-in capital	721,181	718,446		515,979
Accumulated other comprehensive loss	(1,414)	(399)		(787)
Accumulated deficit	(11,822)	(7,656)		(6,152)
Total stockholders' equity	708,025	710,471	$ 505,500	509,105	$ 520,680	$ 498,761
Total liabilities and stockholders' equity	$ 967,811	872,811		857,023
Reportable Legal Entities | Parent Company
Noncurrent assets:
Investment in subsidiaries		710,471		509,105
Total noncurrent assets		710,471		509,105
Total assets		710,471		509,105
Noncurrent liabilities:
Commitments and contingencies (Note 12)
Stockholders' equity:
Preferred stock; $0.001 par value; 50,000,000 and 34,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; no shares issued or outstanding at December 31, 2019 or December 31, 2018
Common stock; $0.001 par value; 500,000,000 and 85,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; 79,632,500 and 65,000,816 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively		80		65
Additional paid-in capital		718,446		515,979
Accumulated other comprehensive loss		(399)		(787)
Accumulated deficit		(7,656)		(6,152)
Total stockholders' equity		710,471		509,105
Total liabilities and stockholders' equity		$ 710,471		$ 509,105